Trade and other payables (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trade and other payables [Line Items]
V.A.T		$ 852	$ 1,118
Trade payables		69,142	52,557
Payables to related parties	[1]	0	31,184
Payables to LGI		29,509	0
Customer advance payments		6,300	10,000
Other short-term advance payments	[2]	9,000	0
Staff costs to be paid		12,049	9,143
Royalties to be paid		6,238	4,110
Taxes and other debts to be paid		4,670	4,191
To be paid to co-venturers		8,449	10,015
Trade and other payables		146,209	122,318
Current		131,420	96,397
Non current		$ 14,789	$ 25,921

[1]	The outstanding amount at 31 December 2017 corresponded to advanced cash call payments granted by LGI to GeoPark Chile S.A. for financing Chilean operations in TdF’s blocks and was fully cancelled on 28 November 2018 (see Note 35.1).
[2]	Advance payment collected in relation with the sale of La Cuerva and Yamu Blocks (see Note 35.2).